Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2015	$ 27.2
2016	27.2
2017	27.2
2018	13.4
2019	3.0
Thereafter	2,631.3
Total	$ 2,729.3